Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)		Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 341,016		$ 48,984	¥ 174,024
Term deposits and short term investments	1,271,889		182,695	912,594
Restricted cash	82,934		11,913	269,648
Accounts receivable, net	638,272		91,682	484,113
Amounts due from related parties	59,723	[1]	8,579	91,228
Prepayments and other current assets	162,868		23,394	88,963
Total current assets	2,556,702		367,247	2,020,570
Non-current assets:
Property and equipment, net	101,650		14,601	95,631
Intangible assets, net	99,280		14,261	97,448
Goodwill	361,074		51,865	338,288
Available-for-sale debt investments	2,014,537		289,370	1,961,474
Equity investments, net	13,237		1,901	33,694
Deferred tax assets	73,688		10,585	60,160
Operating lease right-of-use assets, net	85,790		12,323	0
Other non-current assets	19,859		2,853	23,454
Total non-current assets	2,769,115		397,759	2,610,149
Total assets	5,325,817		765,006	4,630,719
Current liabilities (including amounts of the consolidated VIEs, excluding intercompany amounts, without recourse to the Company of RMB457,498 and RMB611,670 (US$87,861) as of December 31, 2018 and 2019, respectively. Note 1) :
Short-term bank loans				267,665
Accounts payable	259,928		37,336	264,753
Amounts due to related parties	34,223	[1]	4,916	25,218
Advances from customers	55,900		8,030	54,601
Taxes payable	291,511		41,873	101,386
Salary and welfare payable	174,902		25,123	132,316
Deposits in relation to future disposal of investment in Particle	355,212		51,023
Accrued expenses and other current liabilities	293,441		42,150	227,328
Operating lease liabilities	40,326		5,792	0
Total current liabilities	1,505,443		216,243	1,073,267
Non-current liabilities (including amounts of the consolidated VIEs, excluding intercompany amounts, without recourse to the Company of RMB28,796 and RMB52,087 (US$7,482) as of December 31, 2018 and 2019, respectively. Note 1) :
Deferred tax liabilities	197,810		28,414	140,960
Long-term liabilities	27,612		3,966	26,131
Operating lease liabilities	49,937		7,173	0
Total non-current liabilities	275,359		39,553	167,091
Total liabilities	1,780,802		255,796	1,240,358
Commitments and contingencies (Note 23)
Shareholders’ equity:
Additional paid-in capital	1,611,484		231,475	1,604,588
Statutory reserves	88,583		12,724	87,620
Retained earnings	186,324		26,764	159,621
Accumulated other comprehensive income	1,405,808		201,931	1,188,358
Total Phoenix New Media Limited shareholders’ equity	3,331,751		478,576	3,079,727
Noncontrolling interests	213,264		30,634	310,634
Total shareholders’ equity	3,545,015		509,210	3,390,361
Total liabilities and shareholders’ equity	5,325,817		765,006	4,630,719
Class A ordinary shares
Shareholders’ equity:
Ordinary shares	17,499		2,514	17,487
Class B ordinary shares
Shareholders’ equity:
Ordinary shares	¥ 22,053		$ 3,168	¥ 22,053

[1]	As Tianbo has been consolidated from April 1, 2019, the amounts of due from and due to related parties as of December 31, 2019 did not include those due from and due to Tianbo.